FORM N-SAR


                       SEMI-ANNUAL REPORT
                         FOR REGISTERED
                      INVESTMENT COMPANIES

                            FORM N-SAR
                        SEMI-ANNUAL REPORT
                FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:    /  /            (a)
             or fiscal year ending: 12/31/96           (b)

Is this a transition report?  (Y/N):                           N

Is this an amendment to a previous filing?  (Y/N):             N

Those items or sub-items with a box "__" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A.  Registrant Name:  The Tax Exempt Bond Fund of Virginia

    B.  File Number:  811-02858

    C.  Telephone Number:  (804) 649-3000

2.  A.  Street:  823 East Main Street

    B.  City: Richmond  C. State: VA  D. Zip Code: 23219 Zip Ext:

    E.  Foreign County                       Foreign Postal Code:

3.  Is this the first filing on this form by Registrant?
    (Y/N)--------------------------------------------------     N

4.  Is this the last filing on this form by Registrant?
    (Y/N)--------------------------------------------------     N

5.  Is Registrant a small business investment company (SBIC)?
    (Y/N) ------------------------------------------------      N

    [If answer is "Y" (Yes), complete only items 89 through 110.]

6.  Is Registrant a unit investment trust (UIT)?  (Y/N)
    ------------------------------------------------------      Y

    [If answer is "Y" (Yes), complete only items 111 through 132.]

7.  A.  Is Registrant a series or multiple portfolio company?
        (Y/N) --------------------------------------------    ___
        [If answer is "N" (No), go to item 8.]

    B.  How many separate series or portfolios did Registrant
        have at the end of the period? -------------------    ___


SCREEN NUMBER:  01      PAGE NUMBER:  01             NEXT SCREEN:

For period ending 12/31/96                If filing more than one
File number 811- 02858                    Page 2, "X" box:     __


C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                   Is this the
    Series                                         last filing
    Number               Series Name             for this series?
                                                      (Y/N)

      1






(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)


SCREEN NUMBER:  02          PAGE NUMBER:  02        NEXT SCREEN:

                                        Series Information Block

For period ending 12/31/96              This page being filed for
File number 811- 02858                  All Series:            __
                                        Series No.:

                                        If filing more than one
                                        Page 3, "X" box:       __


          INVESTMENT ADVISER/SUB-ADVISER

8.  A. __ Adviser Name (If any):______________________________

    B. __ Is than an Adviser or a Sub-adviser?  (A or S):  ___

    C. __ File Number:  801 - __________

    D. __ City:_________ State:__ Zip Code:_____ Zip Ext.:____
          Foreign Country:___________ Foreign Postal Code:____

8.  A. __ Adviser Name (If any):______________________________

    B. __ Is than an Adviser or a Sub-adviser?  (A or S):  ___

    C. __ File Number:  801 - __________

    D. __ City:_________ State:__ Zip Code:_____ Zip Ext.:____
          Foreign Country:___________ Foreign Postal Code:____

8.  A. __ Adviser Name (If any):______________________________

    B. __ Is than an Adviser or a Sub-adviser?  (A or S):  ___

    C. __ File Number:  801 - __________

    D. __ City:_________ State:__ Zip Code:_____ Zip Ext.:____
          Foreign Country:___________ Foreign Postal Code:____

8.  A. __ Adviser Name (If any):______________________________

    B. __ Is than an Adviser or a Sub-adviser?  (A or S):  ___

    C. __ File Number:  801 - __________

    D. __ City:_________ State:__ Zip Code:_____ Zip Ext.:____
          Foreign Country:___________ Foreign Postal Code:____


THE NEXT ITEM NUMBER IS 10.


SCREEN NUMBER:  03      PAGE NUMBER:  03           NEXT SCREEN:

                                       Series Information Block
For period ending 12/31/96             This page being filed for
File number 811- 02858                 All Series:            __
                                       Series No.:

                                       If filing more than one
                                       Page 4, "X" box:       __


          ADMINISTRATOR

10. A. __ Administrator Name (If any): _______________________

    B. __ File Number (If any): __________

    C. __ City:___________ State:__ Zip Code:_____ Zip Ext.:___


          Foreign Country:____________ Foreign Postal Code:____

10. A. __ Administrator Name (If any): _______________________

    B. __ File Number (If any): __________

    C. __ City:___________ State:__ Zip Code:_____ Zip Ext.:___


          Foreign Country:____________ Foreign Postal Code:____

10. A. __ Administrator Name (If any): _______________________

    B. __ File Number (If any): __________

    C. __ City:___________ State:__ Zip Code:_____ Zip Ext.:___


          Foreign Country:____________ Foreign Postal Code:____

10. A. __ Administrator Name (If any): _______________________

    B. __ File Number (If any): __________

    C. __ City:___________ State:__ Zip Code:_____ Zip Ext.:___


          Foreign Country:____________ Foreign Postal Code:____


SCREEN NUMBER:  04        PAGE NUMBER:  04          NEXT SCREEN:

                                        Series Information Block

For period ending 12/31/96              This page being filed for
File number 811- 02858                  All Series:            __
                                        Series No.:

                                        If filing more than one
                                        Page 5, "X" box:       __


          PRINCIPAL UNDERWRITER

11. A. __ Underwriter Name (If any):____________________________

    B. __ File Number:  8- __________

    C. __ City:__________ State: __ Zip Code: _____ Zip Ext.:___


          Foreign Country:_____________ Foreign Postal Code:____

11. A. __ Underwriter Name (If any):____________________________

    B. __ File Number:  8- __________

    C. __ City:__________ State: __ Zip Code: _____ Zip Ext.:___


          Foreign Country:_____________ Foreign Postal Code:____

11. A. __ Underwriter Name (If any):____________________________

    B. __ File Number:  8- __________

    C. __ City:__________ State: __ Zip Code: _____ Zip Ext.:___


          Foreign Country:_____________ Foreign Postal Code:____

11. A. __ Underwriter Name (If any):____________________________

    B. __ File Number:  8- __________

    C. __ City:__________ State: __ Zip Code: _____ Zip Ext.:___


          Foreign Country:_____________ Foreign Postal Code:____


SCREEN NUMBER:  05        PAGE NUMBER:  05        NEXT SCREEN:

                                        Series Information Block
For period ending 12/31/96              This page being filed for
File number 811- 02858                  All Series:            __
                                        Series No.:

                                        If filing more than one
                                        Page 6, "X" box:       __


          SHAREHOLDER SERVICING AGENT

12. A. __ Agent Name (If any):_________________________________

    B. __ File Number (If any): __________

    C. __ City:____________ State:__ Zip Code:_____ Zip Ext.:___

12. A. __ Agent Name (If any):_________________________________

    B. __ File Number (If any): __________

    C. __ City:____________ State:__ Zip Code:_____ Zip Ext.:___

12. A. __ Agent Name (If any):_________________________________

    B. __ File Number (If any): __________

    C. __ City:____________ State:__ Zip Code:_____ Zip Ext.:___


12. A. __ Agent Name (If any):_________________________________

    B. __ File Number (If any): __________

    C. __ City:____________ State:__ Zip Code:_____ Zip Ext.:___


SCREEN NUMBER:  06       PAGE NUMBER:  06            NEXT SCREEN:

                                        Series Information Block
For period ending 12/31/96              This page being filed for
File number 811- 02858                  All Series:            __
                                        Series No.:

                                        If filing more than one
                                        Page 7, "X" box:       __


          INDEPENDENT PUBLIC ACCOUNTANT

13. A. __ Accountant Name:______________________________________

    B. __ City:_____________ State:__ Zip Code:_____ Zip Ext.:___


    C. __ Foreign Country:_____________ Foreign Postal Code:_____


13. A. __ Accountant Name:______________________________________

    B. __ City:_____________ State:__ Zip Code:_____ Zip Ext.:___


    C. __ Foreign Country:_____________ Foreign Postal Code:_____


13. A. __ Accountant Name:______________________________________

    B. __ City:_____________ State:__ Zip Code:_____ Zip Ext.:___


    C. __ Foreign Country:_____________ Foreign Postal Code:_____


13. A. __ Accountant Name:______________________________________

    B. __ City:_____________ State:__ Zip Code:_____ Zip Ext.:___


    C. __ Foreign Country:_____________ Foreign Postal Code:_____


SCREEN NUMBER:  07      PAGE NUMBER:  07            NEXT SCREEN:

                                        Series Information Block
For period ending 12/31/96              This page being filed for
File number 811- 02858                  All Series:            __
                                        Series No.:

                                        If filing more than one
                                        Page 8, "X" box:       __


          AFFILIATED BROKER/DEALER

14. A. __ Broker/Dealer Name (If any):___________________________

    B. __ File Number: 8 - __________

14. A. __ Broker/Dealer Name (If any):___________________________

    B. __ File Number: 8 - __________

14. A. __ Broker/Dealer Name (If any):___________________________

    B. __ File Number: 8 - __________

14. A. __ Broker/Dealer Name (If any):___________________________

    B. __ File Number: 8 - __________

14. A. __ Broker/Dealer Name (If any):___________________________

    B. __ File Number: 8 - __________


SCREEN NUMBER:  08       PAGE NUMBER:  08           NEXT SCREEN:

                                        Series Information Block
For period ending 12/31/96              This page being filed for
File number 811- 02858                  All Series:            __
                                        Series No.:

                                        If filing more than one
                                        Page 9, "X" box:       __


          CUSTODIAN/SUB-CUSTODIAN

15. A. __ Custodian/Sub-custodian Name:__________________________

    B. __ Is this a Custodian or Sub-custodian?  (C or S):  ___

    C. __ City:______________ State:__ Zip Code:_____ Zip Ext:___


    D. __ Foreign Country:_______________ Foreign Postal Code:___


    E. __ Mark one of the following with an "X":

                           TYPE OF CUSTODY


     Bank     Member Nat'l            Foreign    Insurance
 Sec.17(f)(1) Sec. Exchg.   Self     Custodian  Co. Sponsor
              Rule 17f-1  Rule 17f-2 Rule 17f-5 Rule 26a-2  Other





THE NEXT ITEM NUMBER IS 18.


SCREEN NUMBER:  09                                   NEXT SCREEN:


18. __ Does Registrant's/Series' custodian(s) maintain some or all of Registrant's/Series' securities in a central
       depository or book-entry system pursuant to Rule
       17f-4? (Y/N) -----------------------------------       ___
                                                              Y/N
19. Family of investment companies information:

    A. __ Is Registrant part of a family of investment companies?
          (Y/N) --------------------------------------        ___
                                                              Y/N
    B. __ If "Y" (Yes), state the number of registered management investment companies in the family:--------- _______

          (NOTE: Count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number.)

    C. __ Identify the family using 10
          letters:                            _ _ _ _ _ _ _ _ _ _

          (NOTE: In filing this form, use this identification consistently for all investment companies in the family including any unit investment trusts. This designation is for purposes of this form only.)


SCREEN NUMBER:  10        PAGE NUMBER:  09           NEXT SCREEN:

For period ending 12/31/96                If filing more than one
File number 811- 02858                    Page 10, "X" box:    __


    PORTFOLIO TRANSACTIONS

20. Brokerage commissions paid on portfolio transactions of
    Registrant:

    List the 10 brokers which received the largest amount of brokerage commissions (excluding dealer concessions in underwritings) by virtue of direct or indirect participation in Registrant's portfolio transactions, set forth in order of size of gross commissions during the current reporting period:


                                            Gross Commissions
    Name of Broker      IRS Number      Received from Registrant*
                                             ($000's omitted)







21. Aggregate brokerage commissions paid by Registrant during current reporting period ($000's omitted): $_________*

    * Value must be numeric, using no decimals.


SCREEN NUMBER:  11        PAGE NUMBER:  10          NEXT SCREEN:

For period ending 12/31/96                If filing more than one
File number 811- 02858                    Page 11, "X" box:    __


22. Registrant's portfolio transactions with entities acting as principals:

    List the 10 entities acting as principals with whom Registrant did the largest amount of portfolio transactions (include all short-term obligations, and U.S. Gov't & tax-free securities) in both the secondary market & in underwritten offerings set forth in order of size based upon total value of principal transactions during the current reporting period: (FOR SERIES COMPANIES, ITEMS 20 & 21 ARE TO BE ANSWER IN TOTAL FOR ALL SERIES)

                                                 Registrant sales
                                 Registrant      (excl. maturing
    Name of Entity   IRS Number  Purchases*      securities)*
                                                 ($000's omitted)





23. Aggregate principal purchase/sale transactions of Registrant during current reporting period ($000's omitted): $__________
                                                  Total Purchases
    $__________
    Total Sales*

    * Value must be numeric, using no decimals.


SCREEN NUMBER:  12       PAGE NUMBER:  11            NEXT SCREEN:

                                        Series Information Block
For period ending 12/31/96              This page being filed for
File number 811- 02858                  All Series:            __
                                        Series No.:

                                        If filing more than one
                                        Page 12, "X" box:      __


24. __ At the end of the current period, did the Registrant/Series hold any securities of its regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from
       securities-related activities? (Y/N) --------------    ___

                                                              Y/N
       [If answer is "N" (No), go to item 26.]


SCREEN NUMBER:  13                                   NEXT SCREEN:


25. __ List below the information requested about
       Registrant's/Series' holdings of the securities of its regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:

                                   Type of      Value of any
                                   Security   Securities owned
                                    Owned         at end of
Name of Regular Broker or    IRS    D=Debt     current period
Dealer of Parent (Issuer)   Number E=Equity   ($000's omitted)


SCREEN NUMBER:  14         PAGE NUMBER: 12           NEXT SCREEN:

                                        Series Information Block
For period ending 12/31/96              This page being filed for
File number 811- 02858                  All Series:            __
                                        Series No.:

                                        If filing more than one
                                        Page 13, "X" box:      __


26. __ Considerations which affected the participation of brokers or dealers or other entities in commissions or other compensation paid on portfolio transactions of Registrant:

       (FOR SERIES COMPANIES THIS ITEM IS TO BE ANSWERED IN TOTAL
        FOR ALL SERIES)

       Answer each of the following with "Y" or "N".

                                                              Y/N
       A.  Sales of Registrant's/Series' shares ---------     ___
       B. Receipt of investment research and statistical information ---------------------------------- ___
        C.  Receipt of quotations for portfolio valuations    ___
        D.  Ability to execute portfolio transactions
            to obtain best price and execution ----------     ___
        E.  Receipt of telephone line and wire services       ___
        F.  Broker or dealer which is an affiliated person    ___
        G. Arrangement to return or credit part or all of commissions or profits thereon:
               (i)  To investment adviser, principal
                    underwriter, or an affiliated person of
                    either -------------------------------    ___
              (ii)  To Registrant ------------------------    ___
        H.  Other ----------------------------------------    ___


SCREEN NUMBER:  15                               NEXT SCREEN:


27. __ Is Registrant/Series an open-end investment company? (Y/N)
       ---------------------------------------------------    ___

       [If answer is "N" (No), go to item 45.]


SCREEN NUMBER:  16         PAGE NUMBER:  13          NEXT SCREEN:

                                        Series Information Block
For period ending 12/31/96              This page being filed for
File number 811- 02858                  All Series:            __
                                        Series No.:

                                        If filing more than one
                                        Page 14, "X" box:      __


28. Monthly sales and repurchases of Registrant's/Series' shares:

            Total NAV     Total NAV                 Total NAV
            of Shares     of Shares     Total NAV   of Shares
            Sold: New    Sold: Reinv.   of Shares   Redeemed and
            Sales (Incl. of Dividends &   Sold:     Repurchased
 Month of   Exchanges)   Distributions    Other  (Incl.Exchanges)
 Current    (000's         (000's       (000's       (000's
 Period     omitted)       omitted)     omitted)     omitted)

A. 1st month
of period  $ __________   $ __________  $ __________ $ __________

B. 2nd month
of period  $ __________   $ __________  $ __________ $ __________

C. 3rd month
of period  $ __________   $ __________  $ __________ $ __________

D. 4th month
of period  $ __________   $ __________  $ __________ $ __________

E. 5th month
of period  $ __________   $ __________  $ __________ $ __________

F. 6th month
of period  $ __________   $ __________  $ __________ $ __________


G. Total   $              $             $            $

H. Total NAV of Registrant's/Series' share sales during the
   period subject to sales load ($000's omitted)     $ __________


SCREEN NUMBER:  17         PAGE NUMBER:  14          NEXT SCREEN:

                                        Series Information Block
For period ending 12/31/96              This page being filed for
File number 811- 02858                  All Series:            __
                                        Series No.:

                                        If filing more than one
                                        Page 15, "X" box:      __


29. __ Was a front-end sales load deducted from any share sales
       during the reporting period? (Y/N) ----------------    ___
                                                              Y/N
       [If answer is "N" (No), go to item 34.]

30. A.  Total front-end sales loads collected from sales
        (including exchanges) by principal underwriter or by any underwriter which is an affiliated person of the principal underwriter, of Registrant's/Series' shares during the current period ($000's omitted) ----- $_______

    B. What is the maximum sales load rate in effect at the end of the period as a percentage of the offering price?
        ------------------------------------------------  _____%*

    C. What is the minimum sales load rate in effect at the end of the period as a percentage of the offering price?
        ------------------------------------------------  _____%*

    *   Percentages must have format nn.nn (where n = integer).


SCREEN NUMBER:  18                                  NEXT SCREEN:


31. A. Net amount retained by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period ($000's omitted) ------------ $__________

    B. Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal underwriter thereof to persons or entities selling Registrants'/Series' shares exceeded that reported in Item 30 ($000's omitted)
        --------------------------------------------  $__________

32. Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end sales load during current period ($000's omitted) ------------------------------------------------ $__________

33. Amount paid to a captive retail sales force of Registrant's/Series' principal underwriter or of any underwriter or dealer which is an affiliated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period ($000's omitted)
    ------------------------------------------------  $__________


SCREEN NUMBER:  19          PAGE NUMBER:  15         NEXT SCREEN:

                                        Series Information Block
For period ending 12/31/96              This page being filed for
File number 811- 02858                  All Series:            __
                                        Series No.:

                                        If filing more than one
                                        Page 16, "X" box:      __


34. __ Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period?
       (Y/N) ---------------------------------------          ___

       [If answer is "N" (No), go to item 37.]

35. Total deferred or contingent deferred sales loads
    collected during current period from redemptions and
    repurchases of Registrant/Series shares
    ($000's omitted) -------------------------------   $_________

36. A. __ Did Registrant/Series retain all monies collected
          from the deferred or contingent deferred sales load?
          ------------------------------------------          ___

   B.    If answer to sub-item 36A is "N" (No), state the
          net amount Registrant/Series retained from
          deferred or contingent deferred sales loads
          ($000's omitted) -------------------------   $_________


SCREEN NUMBER:  20                               NEXT SCREEN:


37. __ Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the
       reporting period? (Y/N) ----------------------         ___

       [If answer is "N" (No), go to item 39.]

38. Total amount of redemption fees other than deferred or
    contingent deferred sales loads collected from
    redemptions and repurchases of Registrant's/Series'
    shares during the current period ($000's omitted)
    ------------------------------------------------   $_________

39. __ Were any account maintenance fees or other administrative fees imposed directly on shareholders during the
       current period? (Y/N) -----------------------          ___

40. __ During the period, did the Registrant/Series have a
       plan of distribution adopted pursuant to Rule
       12b-1? (Y/N) --------------------------------          ___

       [If answer is "N" (No), go to item 45.]

41. __ During the period, did Registrant/Series use its
       assets directly to make payments under the
       12b-1 plan?  (Y/N) --------------------------          ___

       [If answer is "N" (No), go to item 44.]


SCREEN NUMBER:  21           PAGE NUMBER:  16      NEXT SCREEN:

                                        Series Information Block
For period ending 12/31/96              This page being filed for
File number 811- 02858                  All Series:            __
                                        Series No.:

                                        If filing more than one
                                        Page 17, "X" box:      __


42. For the current period, indicate the percentage of total dollars paid directly by the Registrant/Series under the 12b-1 plan for each of the following:
    NOTE:  Round to nearest whole percent.

    A.  Advertising ---------------------------------        ___%
    B.  Printing and mailing of prospectuses to other than
        current shareholders ------------------------        ___%
    C.  Payments to underwriters --------------------        ___%
    D.  Payments to brokers or dealers --------------        ___%
    E.  Direct payments to sales personnel ----------        ___%
    F.  Payments to banks and savings and loans -----        ___%
    G.  Other uses, incl. payments to the investment adviser
        separate from the advisory fee --------------        ___%
    H.  Unallocated payments made for a combination of such
        services ------------------------------------        ___%

43. Total amount paid directly by Registrant/Series pursuant
    to its 12b-1 plan ($000's omitted) --------------    $_______

44. If an investment adviser or other affiliated person of
    Registrant/Series made unreimbursed payments pursuant to
    Registrant's/Series' 12b-1 plan, state the total amount
    of such payments ($000's omitted) ---------------    $_______


SCREEN NUMBER:  22          PAGE NUMBER:  17        NEXT SCREEN:

                                        Series Information Block
For period ending 12/31/96              This page being filed for
File number 811- 02858                  All Series:            __
                                        Series No.:

                                        If filing more than one
                                        Page 18, "X" box:      __


       CONTRACTS

45. __ Did Registrant/Series have an advisory contract during
       the period? (Y/N) -------------------------------      ___

       [If answer is "N" (No), go to item 55.]

46. __ Did Registrant/Series pay more than one investment
       adviser directly for investment advice during the
       period? (Y/N) ------------------------------------     ___

       [If answer is "Y" (Yes), answer items 47-52 in the aggregate for all such investment advisers.]

47. __ Was Registrant's/Series' advisory fee based solely on a
       percentage of its assets?  (Y/N) -----------------     ___

48. __ If answer to 47 is "Y" (Yes), fill in the table or the single fee rate based on the advisory contract:
       SINGLE FEE RATE ----------------------------------   ___%*

     STEP:                  ASSET VALUE       ANNUAL FEE RATE*
                         ($000's omitted)
A. first-                $__________          ____%

B. of next-              $__________          ____%
C. of next-              $__________          ____%
D. of next-              $__________          ____%
E. of next-              $__________          ____%
F. of next-              $__________          ____%
G. of next-              $__________          ____%
H. of next-              $__________          ____%
I. of next-              $__________          ____%
J. of next-              $__________          ____%
K. maximum-              $__________          ____%

*   Fields must be of the format n.nnn (where n = integer).


SCREEN NUMBER:  23        PAGE NUMBER:  18       NEXT SCREEN:

                                        Series Information Block
For period ending 12/31/96              This page being filed for
File number 811- 02858                  All Series:            __
                                        Series No.:

                                        If filing more than one
                                        Page 19, "X" box:      __

       ADVISORY FEE

49. __ Was Registrant's/Series' advisory fee during the period based solely on a percentage of its income? (Y/N)
       -----------------------------------------------        ___

50. __ Was Registrant's/Series' advisory fee during the period based on some combined percentage of its income and
       assets? (Y/N) ---------------------------------        ___

51. __ Was Registrant's/Series' advisory fee during the period based in whole or in part on its investment performance?
       (Y/N) -----------------------------------------        ___

52. __ Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or
       performance of other registrants? (Y/N) -------        ___

53. A. __ Were the expenses of the Registrant/Series
          limited or reduced at any time during the period
          by some agreement or understanding other than by
          blue sky laws?  (Y/N) ----------------------        ___

          If 53A is "Y" (Yes), was limitation that applied during current period based upon:

          B. __ Assets?                                       ___
          C. __ Income?                                       ___


SCREEN NUMBER:  24        PAGE NUMBER:  19         NEXT SCREEN:

                                        Series Information Block
For period ending 12/31/96              This page being filed for
File number 811- 02858                  All Series:            __
                                        Series No.:

                                        If filing more than one
                                        Page 20, "X" box:      __


54. __ Indicate below whether services were supplied or paid for wholly or in substantial part by investment adviser(s) or administrator(s) in connection with the advisory or administrative contract(s) but for which the adviser(s) or administrator(s) are not reimbursed by the Registrant:
                                                              Y/N
       A.  Occupancy and office rental---------------------   ___
       B.  Clerical and bookkeeping services---------------   ___
       C.  Accounting services-----------------------------   ___
       D.  Services of independent auditors----------------   ___
       E.  Services of outside counsel---------------------   ___
       F.  Registration and filing fees--------------------   ___
       G.  Stationery, supplies and printing---------------   ___
       H.  Salaries & compensation of Registrant's
           interested directors----------------------------   ___
       I.  Salaries & compensation of Registrant's
           disinterested directors-------------------------   ___
       J.  Salaries & compensation of Registrant's
           officers who are not directors------------------   ___
       K.  Reports to current shareholders-----------------   ___
       L.  Determination of offering and redemption
           prices------------------------------------------   ___
       M.  Trading department------------------------------   ___
       N.  Prospectus preparation and printing for
           current shareholders----------------------------   ___
       O.  Other-------------------------------------------   ___


SCREEN NUMBER:  25            PAGE NUMBER:  20       NEXT SCREEN:

                                        Series Information Block
For period ending 12/31/96              This page being filed for
File number 811- 02858                  All Series:            __
                                        Series No.:

                                        If filing more than one
                                        Page 21, "X" box:      __


55. Did Registrant/Series have any of the following outstanding at any time during the current period which exceeded 1% of
    aggregate net assets?                                     Y/N
    A. __ Overdrafts--------------------------------------    ___
    B. __ Bank loans--------------------------------------    ___

56. __ During the period, did the Registrant's/Series'
       investment adviser(s) have advisory clients other than
       investment companies? -----------------------------    ___

57. __ Did the Registrant/Series adjust the number of its shares outstanding by means of a stock split or stock dividend?
       ---------------------------------------------------    ___


SCREEN NUMBER:  26                                  NEXT SCREEN:


          CLASSIFICATION

58. A. __ Was Registrant/Series a separate account of an
          insurance company? (Y/N)------------------------    ___


          If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

    B. __ Variable annuity contracts? (Y/N)---------------    ___
    C. __ Scheduled premium variable life contracts? (Y/N)
          ------------------------------------------------    ___
    D. __ Flexible premium variable life contracts? (Y/N)
          ------------------------------------------------    ___
    E. __ Other types of insurance products registered under
          the Securities Act of 1933? (Y/N)---------------    ___

59. __ Was Registrant/Series a management investment company?
       (Y/N)----------------------------------------------    ___

60. __ A.  Was Registrant/Series a diversified investment
           company? (Y/N)---------------------------------    ___

    __ B.  Was Registrant/Series a diversified investment
           company at any time during the period?---------    ___

61. __ What is the lowest minimum initial investment required by a Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser, principal underwriter or other affiliated entity?---------- _______


SCREEN NUMBER:  27        PAGE NUMBER:  21          NEXT SCREEN:

                                        Series Information Block
For period ending 12/31/96              This page being filed for
File number 811- 02858                  All Series:            __
                                        Series No.:

                                        If filing more than one
                                        Page 22, "X" box:      __


62. A.  Does Registrant/Series invest primarily in debt
        securities, including convertible debt securities,
        options and futures on debt securities or indices of
        debt securities? (Y/N)----------------------------    ___
        [If answer is "N" (No), go to item 66.]

        If answer is "Y" (Yes), state the percentage of assets in each type at the end of the current period:

        Short-Term Maturities*

        B. U.S. Treasury----------------------------------    __%
        C. U.S. Government Agency-------------------------    __%
        D. Repurchase agreements--------------------------    __%
        E. State and municipal tax-free-------------------    __%
        F. Bank Certificates of deposit-domestic----------    __%
        G. Bank Certificates of deposit-foreign-----------    __%
        H. Bankers acceptances----------------------------    __%
        I. Commercial paper taxable-----------------------    __%
        J. Time deposits----------------------------------    __%
        K. Options----------------------------------------    __%
        L. All other--------------------------------------    __%

        Intermediate & Long-Term Maturities*

        M. U.S. Treasury---------------------------------     __%
        N. U.S. Government Agency------------------------     __%
        O. State and Municipal tax-free------------------     __%
        P. Corporate-------------------------------------     __%
        Q. All other-------------------------------------     __%

* Percentages must be in the form nnn.n (where n = integer).


SCREEN NUMBER:  28           PAGE NUMBER:  22      NEXT SCREEN:

                                        Series Information Block
For period ending 12/31/96              This page being filed for
File number 811- 02858                  All Series:            __
                                        Series No.:

                                        If filing more than one
                                        Page 23, "X" box:      __


63. State the dollar weighted average portfolio maturity
    at the end of the period covered by this report in
    days or, if longer than 1 yr.,
    in years to one decimal place:           A.  _____ days

                                             B.  _____ years*

64. A. __ Is the timely payment of principal and interest
          on any of the instruments listed in item 62
          insured or guaranteed by an entity other than
          the issuer? (Y/N)-----------------------------      ___
          [If answer is "N" (No), go to item 66.]

    B. __ Is the issuer of any instrument covered in item
          62 delinquent or in default as to payment of
          principal or interest at the end of the current
          period? (Y/N)----------------------------------     ___
          [If answer is "N" (No), go to item 66.]

65. __ In computations of NAV per share, is any part of the
       value attributed to instruments identified in sub-
       item 64B derived from insurance or guarantees?
       (Y/N)----------------------------------------------    ___

    *   Must be of the format nn.n (where n = integer).


SCREEN NUMBER:  29           PAGE NUMBER:  23      NEXT SCREEN:

                                        Series Information Block
For period ending 12/31/96              This page being filed for
File number 811- 02858                  All Series:            __
                                        Series No.:

                                        If filing more than one
                                        Page 24, "X" box:      __


66. A.  Is the Registrant/Series a fund that usually invests in equity securities, options and futures on equity
        securities, indices of equity securities or securities
        convertible into equity securities?  (Y/N) -----      ___

    [If answer is "N" (No), go to item 67. Otherwise, place a "Y" on the line below which best describes its primary investment objective (place an "N" on other lines):]

     B. __ Aggressive capital appreciation ----------------   ___

     C. __ Capital appreciation ---------------------------   ___

     D. __ Growth -----------------------------------------   ___

     E. __ Growth and income ------------------------------   ___

     F. __ Income -----------------------------------------   ___

     G. __ Total return -----------------------------------   ___

67. __ Is the Registrant/Series a balanced fund? (Y/N) ----   ___

68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:

    A. __ The securities of issuers engaged primarily in the
          production or distribution of precious metals?
          (Y/N) -------------------------------------------   ___

    B. __ The securities of issuers located primarily in
          countries other than the United States?
          (Y/N) ------------------------------------------    ___

69. __ Is the Registrant/Series an index fund? (Y/N) -----    ___


SCREEN NUMBER:  30          PAGE NUMBER:  24        NEXT SCREEN:

                                        Series Information Block
For period ending 12/31/96              This page being filed for
File number 811- 02858                  All Series:            __
                                        Series No.:

                                        If filing more than one
                                        Page 25, "X" box:      __


70. __ Investment practices.
       Answer "Y" (Yes) or "N" (No) to the following:

                                            If permitted by
                              Permitted by  investment policies,
                              Investment    engaged in during
        Activity              Policies?     the reporting period?
                                 Y/N               Y/N

A.  Writing or Investing in
    repurchase agreements ---    ___               ___
B.  Writing or Investing in
    options on equities -----    ___               ___
C.  Writing or Investing in
    options on debt
    securities --------------    ___               ___
D.  Writing or Investing in
    options on stock
    indices -----------------    ___               ___
E.  Writing or Investing in
    interest rate futures ---    ___               ___
F.  Writing or Investing in
    stock index futures -----    ___               ___
G.  Writing or Investing in
    options on futures ------    ___               ___
H.  Writing or Investing in
    options on stock index
    futures -----------------    ___               ___
I.  Writing or Investing in
    other commodity futures -    ___               ___
J.  Investments in restricted
    securities --------------    ___               ___
K.  Investments in shares of
    other investment
    companies ---------------    ___               ___
L.  Investments in securities
    of foreign issuers ------    ___               ___
M.  Currency exchange
    transactions ------------    ___               ___
N.  Loaning portfolio
    securities --------------    ___               ___
O.  Borrowing of money ------    ___               ___
P.  Purchases/sales by certain
    exempted affiliated
    persons -----------------    ___               ___
Q.  Margin purchases --------    ___               ___
R.  Short selling -----------    ___               ___


SCREEN NUMBER:  31         PAGE NUMBER:  25         NEXT SCREEN:

                                        Series Information Block
For period ending 12/31/96              This page being filed for
File number 811- 02858                  All Series:            __
                                        Series No.:

                                        If filing more than one
                                        Page 25, "X" box:      __


71. Portfolio turnover rate for the current reporting period:

    A.  Purchases ($000's omitted) -------------------  $________
    B.  Sales [including all maturities]
        ($000's omitted) -----------------------------  $________
    C.  Monthly average value of portfolio
        ($000's omitted) -----------------------------  $________
    D.  Percent turnover (Use the lesser of 71A or
        71B divided by 71C) --------------------------   _______%

NOTE:   71D should be a whole number; round if necessary.

        FINANCIAL INFORMATION

72. A. How many months do the answers to items 72 and 73 cover? ----------------------------------- ___ Months

                                  For period covered by this form
                                         ($000's omitted)

        INCOME

    B.  Net interest income ---------     $__________
    C.  Net dividend income ---------     $__________
    D.  Account maintenance fees ----     $__________
    E.  Net other income ------------     $__________

        EXPENSES

    F.  Gross advisory fees ---------     $__________
    G.  Gross administrator(s) fees -     $__________
    H.  Salaries and other
        compensation (negative answer
        allowed) --------------------     $__________


SCREEN NUMBER:  32            PAGE NUMBER: 26        NEXT SCREEN:

                                        Series Information Block
For period ending 12/31/96              This page being filed for
File number 811- 02858                  All Series:            __
                                        Series No.:

                                        If filing more than one
                                        Page 27, "X" box:      __


                                  For period covered by this form
                                          ($000's omitted)

        FINANCIAL INFORMATION (Cont.)

        EXPENSES (Negative answers allowed)

    I.  Shareholder servicing agent
        fees --------------------------    $_______________

    J.  Custodian fees ----------------    $_______________

    K.  Postage -----------------------    $_______________

    L.  Printing expenses -------------    $_______________

    M.  Directors' fees ---------------    $_______________

    N.  Registration fees -------------    $_______________

    O.  Taxes -------------------------    $_______________

    P.  Interest ----------------------    $_______________

    Q.  Bookkeeping fees paid to anyone
        performing this service -------    $_______________

    R.  Auditing fees -----------------    $_______________

    S.  Legal fees --------------------    $_______________

    T.  Marketing/distribution payments
        including payments pursuant to a
        Rule 12b-1 plan ---------------    $_______________

    U.  Amortization of organization
        expenses ----------------------    $_______________

    V.  Shareholder meeting expenses --    $_______________

    W.  Other expenses ----------------    $_______________

    X.  Total expenses ----------------    $_______________


SCREEN NUMBER:  33        PAGE NUMBER:  27     NEXT SCREEN:

                                        Series Information Block
For period ending 12/31/96              This page being filed for
File number 811- 02858                  All Series:            __
                                        Series No.:

                                        If filing more than one
                                        Page 28, "X" box:      __


                                For period covered by this form
                                         ($000's omitted)

        FINANCIAL INFORMATION (Cont.)
        EXPENSES (Negative answers are allowed on this screen for 72Z only)

    Y.  Expense reimbursements --------------------  $___________

    Z.  Net investment income ---------------------  $__________*

    AA. Realized capital gains --------------------  $___________

    BB. Realized capital losses -------------------  $___________

    CC. 1. Net unrealized appreciation during the period --------------------------- $___________

         2.  Net unrealized depreciation during
             the period ---------------------------  $___________

    DD. 1. Total income dividends for which record date passed during the period ------------------------------- $___________

         2.  Dividends for a second class of
             open-end company shares --------------  $___________

    EE.  Total capital gains distributions for
         which record date passed during the
         period -----------------------------------  $___________

73. Payments per share outstanding during the entire current period:

    A. 1.   Dividends from net investment income --  $_________**

       2.   Dividends for a second class of open-
            end company shares --------------------  $_________**

NOTE: Show in fractions of a cent if so declared.

    B. Distributions of capital gains -------------  $_________**

    C. Other distributions ------------------------  $_________

NOTE:  Show in fractions of a cent if so declared.

 *Negative answer permitted in this field.

**Items 73A and 73B should be of the form nnn.nnnn (where n = integer).


SCREEN NUMBER:  34          PAGE NUMBER:  28        NEXT SCREEN:

                                        Series Information Block
For period ending 12/31/96              This page being filed for
File number 811- 02858                  All Series:            __
                                        Series No.:

                                        If filing more than one
                                        Page 29, "X" box:      __


                               As of the end of current reporting
                                 period ($000's omitted except
74. Condensed balance sheet data:    for per share amounts)

    A.  Cash ------------------------------------   $____________

    B.  Repurchase agreements--------------------   $____________

    C.  Short-term debt securities other than
          repurchase agreements------------------   $____________

    D.  Long-term debt securities including
          convertible debt-----------------------   $____________

    E.  Preferred, convertible preferred and
          adjustable rate preferred stock--------   $____________

    F.  Common stock-----------------------------   $____________

    G.  Options on equities ---------------------   $____________

    H.  Options on all futures-------------------   $____________

    I.  Other investments------------------------   $____________

    J.  Receivables from portfolio instruments
        sold-------------------------------------   $____________

    K.  Receivables from affiliated persons------   $____________

    L.  Other receivables -----------------------   $____________

    M.  All other assets-------------------------   $____________

    N.  Total assets-----------------------------   $____________


SCREEN NUMBER:  35            PAGE NUMBER: 29       NEXT SCREEN:

                                        Series Information Block
For period ending 12/31/96              This page being filed for
File number 811- 02858                  All Series:            __
                                        Series No.:

                                        If filing more than one
                                        Page 30, "X" box:      __


                               As of the end of current reporting
                                 period ($000's omitted except
Condensed balance sheet data       for per share amounts and
(Cont.)                               number of accounts)

    O.  Payables for portfolio instruments
        purchased----------------------------------  $___________

    P.  Amounts owed to affiliated persons---------  $___________

    Q.  Senior long-term debt----------------------  $___________

    R.  Other liabilities--------------------------  $___________

        1.  Reverse repurchase agreements ---------  $___________

        2.  Short sales ---------------------------  $___________

        3.  Written options -----------------------  $___________

        4.  All other liabilities -----------------  $___________

    S.  Senior equity------------------------------  $___________

    T.  Net assets of common shareholders----------  $___________

    U.  1.  Number of shares outstanding-----------  $___________

        2. Number of shares outstanding of a second class of open-end company shares ------ $___________

    V. 1. Net asset value per share (to nearest cent)---------------------------------- $__________*

        2. Net asset value per share of a second class of open-end company shares (to nearest cent) --------------------------------- $_________*

    W. Mark-to-market net asset value per share for money market funds only (to four decimals)---------------------------------- $_________**

    X.  Total number of shareholder accounts-------  $___________

    Y.  Total value of assets in segregated
        accounts-----------------------------------  $___________


 *Net asset value per share must be of the form nnn.nn (where n = integer).

**Value must be of the form nnn.nnnn (where n = integer).


SCREEN NUMBER:  36          PAGE NUMBER:  30     NEXT SCREEN:

                                        Series Information Block
For period ending 12/31/96              This page being filed for
File number 811- 02858                  All Series:            __
                                        Series No.:

                                        If filing more than one
                                        Page 31, "X" box:      __


75. Average net assets during the current reporting period ($000's omitted)
    Answer only one: -----------------------------  $____________

    A.  Daily average (for money market funds) ---  $____________

    B.  Monthly average (for all other funds) ----  $____________

76. Market price per share at end of period
    (closed-end funds only) ----------------------  $___________*


*Price per share should be of the form nnnn.nn (where n = integer).


SCREEN NUMBER:  37          PAGE NUMBER:  31      NEXT SCREEN:

For period ending 12/31/96              If filing more than one
File number 811- 02858                  Page 32, "X" box:      __


77. A.  Is the Registrant filing any of the following attachments with the current filing of Form N-SAR?  (ANSWER FOR ALL
        SERIES AS A GROUP) -----------------------------      ___

NOTE: If answer if "Y" (Yes), mark those items below being filed as an attachment to this form or incorporated by reference.

    B.  Accountant's report on internal control ---------     ___

    C.  Matters submitted to a vote of security holders -     ___

    D.  Policies with respect to security investments ---     ___

    E.  Legal proceedings -------------------------------     ___

    F.  Changes in security for debt --------------------     ___

    G.  Defaults and arrears on senior securities -------     ___

    H.  Changes in control of Registrant ----------------     ___

    I.  Terms of new or amended securities --------------     ___

    J.  Revaluation of assets or restatement of capital
        share account -----------------------------------     ___

    K.  Changes in Registrant's certifying accountant ---     ___

    L.  Changes in accounting principles and practices --     ___

    M.  Mergers -----------------------------------------     ___

    N.  Actions required to be reported pursuant to Rule
        2a-7 --------------------------------------------     ___

    O.  Transactions effected pursuant to Rule 10f-3 ----     ___

    P.  Information required to be filed pursuant to
        existing exemptive orders -----------------------     ___

Attachment Information (Cont'd. on Screen 39)


SCREEN NUMBER:  38            PAGE NUMBER: 32      NEXT SCREEN:

For period ending 12/31/96              If filing more than one
File number 811- 02858                  Page 33, "X" box:      __


    Q.  1.  Exhibits ------------------------------------     ___

        2.  Any information called for by instructions to
            sub-item 77Q2 -------------------------------     ___

        3.  Any information called for by instructions to
            sub-item 77Q3 -------------------------------     ___

78. __ Does the Registrant have any wholly-owned investment
       company subsidiaries whose operating & financial data
       are consolidated with that of Registrant in this
       report (Y/N) -------------------------------------     ___

       [If answer is "N" (No), go to item 80.]


SCREEN NUMBER:  39                           NEXT SCREEN:


79. __ List the "811" numbers and names of Registrant's wholly-owned investment company subsidiaries consolidated in this report.

811 Number        Subsidiary Name



SCREEN NUMBER:  40           PAGE NUMBER:  33        NEXT SCREEN:

                                        Series Information Block
For period ending 12/31/96              This page being filed for
File number 811- 02858                  All Series:            __
                                        Series No.:

                                        If filing more than one
                                        Page 34, "X" box:      __


ANNUAL SUPPLEMENT

Screens 40 & 41 are to be filed only once each year at the end of Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:

    A. __ Insurer Name:

    B. __ Second Insurer:

    C. __ Aggregate face amount of coverage for Registrant/Series on all bonds on which it is named as an insured ($000's omitted): ------ $________

81. A. __ Is the bond part of a joint fidelity bond(s) shared with other investment companies or other entities?
          (Y/N) --------------------------------------        ___

    B. __ If the answer to 81A is "Y" (Yes), how many other investment companies are covered by the bond?
          NOTE: Count each series as a separate investment company. ----------------------------------- _________

82. A. __ Does the mandatory coverage of the fidelity bond
          have a deductible? (Y/N) -------------------        ___

    B. __ If the answer to 82A is "Y" (Yes), what is the amount of the deductible? ($000's omitted) ----------------------------------- $________


SCREEN NUMBER:  41           PAGE NUMBER:  34       NEXT SCREEN:

                                        Series Information Block
For period ending 12/31/96              This page being filed for
File number 811- 02858                  All Series:            __
                                        Series No.:

                                        If filing more than one
                                        Page 35, "X" box:      __



83. A. __ Were any claims with respect to this Registrant/
          Series filed under the bond during the period?
          (Y/N) --------------------------------------      ___

    B. __ If the answer to 83A is "Y" (Yes), what was the total amount of such claim(s)? ($000's omitted) ----------------------------------- $________

84. A. __ Were any losses incurred with respect to this
          Registrant/Series that could have been filed as a
          claim under the fidelity bond but were not?
          (Y/N) --------------------------------------        ___

    B. __ If the answer to sub-item 84A is "Yes," what was
          the total amount of such losses?  ($000's
          omitted) ----------------------------------   $________

85. A. __ Are Registrant's/Series' officers and directors
          covered as officers and directors of
          Registrant/Series under any errors and omissions
          insurance policy owned by the Registrant/Series
          or anyone else? (Y/N) ---------------------         ___

    B. __ Were any claims filed under such policy during the
          period with respect to Registrant/Series?
          (Y/N) -------------------------------------         ___


SCREEN NUMBER:  42         PAGE NUMBER:  35         NEXT SCREEN:

For period ending 12/31/96              If filing more than one
File number 811- 02858                  Page 33, "X" box:      __


CLOSED-END INVESTMENT COMPANIES

86. Sales, repurchases and redemptions of Registrant's securities:

                          Number of Shares        Net
                            or Principal      Consideration
                           Amount of Debt    Received or Paid
    Class                 ($000's omitted)   ($000's omitted)

Common Stock:

  A. __ Sales              _______________    $_______________

  B. __ Repurchases        _______________    $_______________

Preferred Stock:

  C. __ Sales              _______________    $_______________

  D. __ Repurchases and
        redemptions        _______________    $_______________

Debt Securities:

  E. __ Sales              _______________    $_______________

  F. __ Repurchases and
        redemptions        _______________    $_______________


SCREEN NUMBER:  43                              NEXT SCREEN:


87. Securities of Registrant registered on a national securities exchange or listed on NASDAQ:

                                      CUSIP or       Ticker
Title of each class of securities     NASDAQ No.     Symbol

     A. __  ______________________    __________     ______

     B. __  ______________________    __________     ______

     C. __  ______________________    __________     ______

88. Did Registrant have any of the following outstanding which exceeded 1% of aggregate net assets at any time during the period?
                                                            Y/N

     A. __ Notes or bonds ------------------------------    ___

     B. __ Uncovered options ---------------------------    ___

     C. __ Margin loans --------------------------------    ___

     D. __ Preferred stock -----------------------------    ___


SCREEN NUMBER:  44         PAGE NUMBER:  36        NEXT SCREEN:

For period ending 12/31/96              If filing more than one
File number 811- 02858                  Page 37, "X" box:      __


SMALL BUSINESS INVESTMENT COMPANIES

INVESTMENT ADVISER

89.  A. __ Adviser Name (If any): -------------------------

     B. __ File Number:  801- ______

     C. __ City:___________ State:___ Zip Code:____ Zip Ext.:____
           Foreign Country:___________ Foreign Postal Code:______

89.  A. __ Adviser Name (If any): -------------------------

     B. __ File Number:  801- ______

     C. __ City:___________ State:___ Zip Code:____ Zip Ext.:____
           Foreign Country:___________ Foreign Postal Code:______


TRANSFER AGENT

90.  A. __ Transfer Agent Name (If any): ________________________

     B. __ File Number: ______-____________

     C. __ City:__________ State:__ Zip Code:______ Zip Ext.:____
           Foreign Country:__________ Foreign Postal Code:_______

90.  A. __ Transfer Agent Name (If any): ________________________

     B. __ File Number: ______-____________

     C. __ City:__________ State:__ Zip Code:______ Zip Ext.:____
           Foreign Country:__________ Foreign Postal Code:_______


INDEPENDENT PUBLIC ACCOUNTANT

91.  A. __ Accountant Name: ___________________________________

     B. __ City:__________ State:__ Zip Code:______ Zip Ext.:____

     C. __ Foreign Country:__________ Foreign Postal Code:_______

91.  A. __ Accountant Name: ___________________________________

     B. __ City:__________ State:__ Zip Code:______ Zip Ext.:____

     C. __ Foreign Country:__________ Foreign Postal Code:_______


PAGE NUMBER:  37

For period ending 12/31/96              If filing more than one
File number 811- 02858                  Page 38, "X" box:      __


CUSTODIAN

92.  A. __ Custodian:________________________________________

     B. __ City:__________ State:__ Zip Code:______ Zip Ext.:____

     C. __ Foreign Country:___________ Foreign Postal Code:______

     D. __ Mark one of the following with an "X":

                             TYPE OF CUSTODY

   Bank       Member Nat'l           Foreign    Insurance Co.
Sec.17(f)(1)  Sec. Exchg.    Self    Custodian    Sponsor
              Rule 17f-1  Rule 17f-2 Rule 17f-5 Rule 26a-2  Other



NOTE: If self-custody, give name of safekeeping depository and location of assets in sub-items 92A and 92B.

    E. __ Does Registrant's custodian maintain some or all of
          Registrant's securities in a central depository or
          book-entry system pursuant to Rule 17f-4?
          (Y/N) ----------------------------------------      ___

93. __ Does Registrant's adviser(s) have advisory clients other
       than investment companies? (Y/N) ----------------      ___

94. Family of investment companies information:

    A. __ Is Registrant part of a family of investment
          companies? (Y/N) -----------------------------      ___

    B. __ If "Y" (Yes) state the number of registered management investment companies in the family:
          (NOTE: count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number.)

    C. __ Identify the family using 10
          letters:                           _ _ _ _ _ _ _ _ _ _
          (NOTE: In filing this form, use this identification consistently for all investment companies in the family including any unit investment trusts. This designation is for purposes of this form only.)

    D. __ Is Registrant a wholly-owned subsidiary of a
          business development company ("BDC")?
          (Y/N) ---------------------------------------       ___

    E. __ If "Y" (Yes), identify the BDC as follows:

          BDC name:

          File Number:  2-        or 33-

PAGE NUMBER:  38

For period ending 12/31/96              If filing more than one
File number 811- 02858                  Page 39, "X" box:      __


95. Sales, repurchases, and redemptions of Registrant's securities during the period:

                              Number of Shares         Net
                               or Principal       Consideration
                               Amount of Debt   Received or Paid
Class of Security             ($000's omitted)  ($000's omitted)

Common Stock:

  A. __ Sales                  _______________   $_______________

  B. __ Repurchases            _______________   $_______________

Preferred Stock:

  C. __ Sales                  _______________   $_______________

  D. __ Repurchases and
        redemptions            _______________   $_______________

Debt Securities:

  E. __ Sales                  _______________   $_______________

  F. __ Repurchases and
        redemptions            _______________   $_______________

96.  Securities of Registrant registered on a National Securities
     Exchange or listed on NASDAQ:

                                         CUSIP or      Ticker
Title of each class of securities        NASDAQ No.    Symbol

     A. __  __________________________   __________    ______

     B. __  __________________________   __________    ______

     C. __  __________________________   __________    ______


PAGE NUMBER:  39

For period ending 12/31/96              If filing more than one
File number 811- 02858                  Page 40, "X" box:      __


FINANCIAL INFORMATION

97.  A.   How many months do the answers to items 97 and 98
          cover? ---------------------------------   _____ Months

                                 For period covered by this form
                                           ($000's omitted)

    INCOME

    B.  Net interest income ----------     $_______________

    C.  Net dividend income ----------     $_______________

    D.  Account maintenance fees -----     $_______________

    E.  Net other income -------------     $_______________

    EXPENSES

    F.  Gross advisory fees ----------     $_______________

    G.  Gross administrator(s) fees --     $_______________
        (Negative answers allowed for 97H through 97S)

    H.  Salaries and other
        compensation -----------------     $_______________

    I.  Shareholder servicing agent
        fees -------------------------     $_______________

    J.  Custodian fees ---------------     $_______________

    K.  Postage ----------------------     $_______________

    L.  Printing expenses ------------     $_______________

    M.  Directors' fees --------------     $_______________

    N.  Registration fees ------------     $_______________

    O.  Taxes ------------------------     $_______________

    P.  Interest ---------------------     $_______________

    Q.  Bookkeeping fees paid to anyone
        performing this service ------     $_______________

    R.  Auditing fees ----------------     $_______________

    S.  Legal fees -------------------     $_______________


PAGE NUMBER:  40

For period ending 12/31/96              If filing more than one
File number 811- 02858                  Page 41, "X" box:      __


                                  For period covered by this form
                                         ($000's omitted)

    T.  Marketing/distribution payments
        including payments pursuant to
        a Rule 12b-1 plan ---------------   $_______________

    U.  Amortization of organization
        expenses ------------------------   $_______________

    V.  Shareholder meeting expenses ----   $_______________

    W.  Other expenses ------------------   $_______________

    X.  Total expenses ------------------   $_______________

    Y.  Expense reimbursements ----------   $_______________

    Z.  Net investment income -----------   $_______________*

    AA. Realized capital gains ----------   $_______________

    BB. Realized capital losses ---------   $_______________

    CC. 1.  Net unrealized appreciation
            during the period -----------   $_______________

        2.  Net unrealized depreciation
            during the period -----------   $_______________

    DD. Total income dividends for which
        record date passed during the
        period --------------------------   $_______________

    EE. Total capital gains distributions
        for which record date passed
        during the period ---------------   $_______________

98. Payments per share outstanding during the entire current period:

    A.  Dividends from net investment
        income --------------------------   $_____________**

NOTE:  Show in fractions of a cent if so declared.

    B.  Distributions of capital gains --   $_____________**

    C.  Other distributions -------------   $_______________

NOTE:  Show in fractions of a cent if so declared.

         *Negative answer permitted in this field.
        **Items 98A and 98B should be of the form nnn.nnnn (where n = integer).


PAGE NUMBER:  41

For period ending 12/31/96              If filing more than one
File number 811- 02858                  Page 42, "X" box:      __


                               As of the end of current reporting
99. Assets, liabilities,             period ($000's omitted)
    shareholders' equity:

    A.  Cash ---------------------         $_______________

    B.  Repurchase agreements ----         $_______________

    C.  Short-term debt securities
        other than repurchase
        agreements ---------------         $_______________

    D.  Long-term debt securities
        including convertible
        debt ---------------------         $_______________

    E.  Preferred, convertible
        preferred and adjustable
        rate preferred stock -----         $_______________

    F.  Common stock -------------         $_______________

    G.  Options on equities ------         $_______________

    H.  Options on all futures ---         $_______________

    I.  Other investments --------         $_______________

    J.  Receivables from portfolio
        instruments sold ---------         $_______________

    K.  Receivables from affiliated
        persons ------------------         $_______________

    L.  Other receivables --------         $_______________

    M.  All other assets ---------         $_______________

    N.  Total assets -------------         $_______________


PAGE NUMBER:  42

For period ending 12/31/96              If filing more than one
File number 811- 02858                  Page 43, "X" box:      __


                            As of the end of current reporting
                            period ($000's omitted except for
                         per share amounts and number of accounts

     O.  Payables for portfolio instruments
         purchased ------------------------     $_______________

     P.  Amounts owed to affiliated
         persons --------------------------     $_______________

     Q.  Senior long-term debt ------------     $_______________

     R.  All other liabilities ------------     $_______________

     S.  Senior equity --------------------     $_______________

     T.  Net assets of common
         shareholders ---------------------     $_______________

     U.  Number of shares outstanding -----     $_______________

     V.  Net asset value per share (to
         nearest cent) --------------------     $_______________*

     W.  Mark-to market net asset value
         per share for money market funds
         only (to 4 decimals) -------------     $______________**

     X.  Total number of shareholder
         accounts -------------------------     $_______________

     Y.  Total value of assets in segregated
         accounts -------------------------     $_______________

100. Monthly average net assets during current
     reporting period ($000's omitted) ----     $_______________

101. Market price per share at end of
     period -------------------------------     $_______________

     *Net asset value per share must be of the form nnn.nn
      (where n = integer).
    **Value must be of the form nnn.nnn (where n = integer).


PAGE NUMBER:  43

For period ending 12/31/96              If filing more than one
File number 811- 02858                  Page 44, "X" box:      __


102. A.  Is the Registrant filing any of the following
         attachments with the current filing of Form
         N-SAR? --------------------------------------        ___

NOTE: If answer is "Y" (Yes), mark those items below being ___ filed as an attachment to this form or incorporated by reference.

     B.  Matters submitted to a vote of security
         holders -------------------------------------        ___

     C.  Policies with respect to security
         investments ---------------------------------        ___

     D.  Legal proceedings ---------------------------        ___

     E.  Changes in security for debt ----------------        ___

     F.  Defaults and arrears on senior securities ---        ___

     G.  Changes in control of Registrant ------------        ___

     H.  Terms of new or amended securities ----------        ___

     I.  Revaluation of assets or restatement of
         capital share account -----------------------        ___

     J.  Changes in Registrant's certifying
         accountant ----------------------------------        ___

     K.  Changes in accounting principles and
         practices -----------------------------------        ___

     L.  Mergers -------------------------------------        ___

     M.  Actions required to be reported pursuant
         to Rule 2a-7 --------------------------------        ___

     N.  Transactions effected pursuant to Rule
         10f-3 ---------------------------------------        ___

     O.  Information required to be filed pursuant to
         existing exemptive orders -------------------        ___

     Attachment Information (Cont'd. on Screen 53)


PAGE NUMBER:  44

For period ending 12/31/96              If filing more than one
File number 811- 02858                  Page 43, "X" box:      __


102. P. 1.  Exhibits -----------------------------------     ___

        2.  Any information called for by instructions to
            sub-item 102P2 -----------------------------     ___

        3.  Any information called for by instructions to
            sub-item 102P3 -----------------------------     ___

103. __ Does the Registrant have any wholly-owned investment company subsidiaries whose operating & financial data
        are consolidated with that of Registrant in this
        report? (Y/N) ----------------------------------     ___

        [If answer is "N" (No), go to item 105.]

104. __ List the "811" numbers and names of Registrant's wholly-owned investment company subsidiaries consolidated in this report.

        811 Numbers                       Subsidiary Name


PAGE NUMBER:  45

For period ending 12/31/96              If filing more than one
File number 811- 02858                  Page 46, "X" box:      __


ANNUAL SUPPLEMENT

Page 53 is to be filed only once each year at the end of Registrant's fiscal year.

105. Fidelity bond(s) in effect at the end of the period:

     A. __ Insurer Name:

     B. __ Second Insurer:

     C. __ Aggregate face amount of coverage for Registrant on
           all bonds on which it is named as an insured ($000's
           omitted) --------------------------------   $_________

106. A. __ Is the bond part of a joint fidelity bond(s) shared with other investment companies or other
           entities? -------------------------------          ___

     B. __ If the answer to 106A is "Y" (Yes), how many
           other investment companies are covered by
           the bond? -------------------------------   __________
NOTE:      Count each series as a separate investment company.

107. A. __ Does the mandatory coverage of the fidelity bond
           have a deductible? ----------------------          ___

     B. __ If the answer to 107A is "Y" (Yes), what is the amount of the deductible? ---------------- $_________

108. A. __ Were any claims with respect to this Registrant
           filed under the bond during the
           period? ----------------------------------         ___

     B. __ If the answer to 108A is "Y" (Yes), what was the total amount of such claim(s)? ----------- $_________

109. A. __ Were any losses incurred with respect to this
           Registrant that could have been filed as a claim
           under the fidelity bond but were not? ----         ___

     B. __ If the answer to sub-item 109A is "Y" (Yes) what was the total amount of such losses? (000's omitted) -------------------------------- $__________

110. A. __ Are Registrant's officers and directors covered as officers and directors of Registrant under any
           errors and omissions insurance policy owned by
           the Registrant or anyone else? ----------          ___

     B. __ Were any claims filed under such policy during the
           period with respect to Registrant? ------          ___


PAGE NUMBER:  46

For period ending 12/31/96              If filing more than one
File number 811- 02858                  Page 47, "X" box:      __


          UNIT INVESTMENT TRUSTS

111. A. __ Depositor Name: ______________________________________

     B. __ File Number (If any): __________

     C. __ City: _______ State: __ Zip Code:_____ Zip Ext.:______

        __ Foreign Country: ____________ Foreign Postal Code:____

111. A. __ Depositor Name: ______________________________________

     B. __ File Number (If any): __________

     C. __ City: _______ State: __ Zip Code:_____ Zip Ext.:______

        __ Foreign Country: ____________ Foreign Postal Code:____

112. A. __ Sponsor Name: ________________________________________

     B. __ File Number (If any): __________

     C. __ City: _______ State: __ Zip Code:_____ Zip Ext.:______

        __ Foreign Country: __________ Foreign Postal Code:______

112. A. __ Sponsor Name: ________________________________________

     B. __ File Number (If any): __________

     C. __ City: _______ State: __ Zip Code:_____ Zip Ext.:______

        __ Foreign Country: __________ Foreign Postal Code:______


PAGE NUMBER:  47

For period ending 12/31/96              If filing more than one
File number 811- 02858                  Page 48, "X" box:      __


113. A. __ Trustee Name:_________________________________________

     B. __ City:________ State: __ Zip Code:_____ Zip Ext.:______

        __ Foreign Country: __________ Foreign Postal Code:______

113. A. __ Trustee Name:_________________________________________

     B. __ City:________ State: __ Zip Code:_____ Zip Ext.:______

        __ Foreign Country: __________ Foreign Postal Code:______

114. A. __ Principal Underwriter Name:___________________________

     B. __ File Number: 8 - _________

     C. __ City:________ State: __ Zip Code:_____ Zip Ext.:______

        __ Foreign Country:___________ Foreign Postal Code:______

114. A. __ Principal Underwriter Name:___________________________

     B. __ File Number: 8 - _________

     C. __ City:________ State: __ Zip Code:_____ Zip Ext.:______

        __ Foreign Country:___________ Foreign Postal Code:______

115. A. __ Independent Public Accountant Name:___________________

     B. __ City:________ State: __ Zip Code:_____ Zip Ext.:______

        __ Foreign Country: __________ Foreign Postal Code:______

115. A. __ Independent Public Accountant Name:___________________

     B. __ City:________ State: __ Zip Code:_____ Zip Ext.:______

        __ Foreign Country: __________ Foreign Postal Code:______


PAGE NUMBER:  48

For period ending 12/31/96              If filing more than one
File number 811- 02858                  Page 49, "X" box:      __


116. Family of investment companies information:

     A. __ Is Registrant part of a family of investment
           companies? (Y/N) ---------------------------       ___

     B. __ Identify the family in 10 letters: _ _ _ _ _ _ _ _ _ _

           (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. __ Is Registrant a separate account of an insurance
           company? (Y/N) -----------------------------       ---

           If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. __ Variable annuity contracts? (Y/N) ----------       ___

     C. __ Scheduled premium variable life contracts?
           (Y/N) --------------------------------------       ___

     D. __ Flexible premium variable life contracts?
           (Y/N) -------------------------------------        ___

     E. __ Other types of insurance products registered
           under the Securities Act of 1933? (Y/N) ---        ___

118. __ State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 ---------------------- __________

119. __ State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period ----------------- __________

120. __ State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) -------------------  $_________

121. __ State the number of series for which a current
        prospectus was in existence at the end of the
        period -------------------------------------   __________

122. __ State the number of existing series for which
        additional units were registered under the
        Securities Act of 1933 during the current
        period -------------------------------------   __________


PAGE NUMBER:  49

For period ending 12/31/96              If filing more than one
File number 811- 02858                  Page 50, "X" box:      __


123. __ State the total value of the additional units
        considered in answering item 122 ($000's
        omitted) ------------------------------------   $________

124. __ State the total value of units of prior series
        that were placed in the portfolios of subsequent
        series during the current period (the value of
        these units is to be measured on the date they
        were placed in the subsequent series) ($000's
        omitted) ------------------------------------   $________

125. __ State the total dollar amount of sales loads
        collected (before reallowances to other brokers
        or dealers) by Registrant's principal underwriter
        and any underwriter which is an affiliated
        person of the principal underwriter during the
        current period solely from the sale of units of
        all series of Registrant ($000's omitted) ---   $________

126. Of the amount shown in item 125, state the total
     dollar amount of sales loads collected from
     secondary market operations in Registrant's units
     (include the sales loads, if any, collected on
     units of a prior series placed in the portfolio of
     a subsequent series.) ($000's omitted) ---------   $10

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                          Number of  Total Assets Total Income
                           Series     ($000's     Distributions
                          Investing    omitted)  ($000's omitted)

A. U.S. Treasury direct
   issue ----------------   _____    $__________   $__________
B. U.S. Government
   agency ---------------   _____    $__________   $__________
C. State and municipal
   tax-free -------------   _____    $5,025        $0
D. Public utility debt --   _____    $__________   $__________
E. Brokers or dealers debt
   or debt of brokers' or
   dealers' parent ------   _____    $__________   $__________
F. All other corporate
   intermed. & long-term
   debt -----------------   _____    $__________   $__________
G. All other corporate
   short-term debt ------   _____    $__________   $__________
H. Equity securities of
   brokers or dealers
   or parents of brokers
   or dealers -----------   _____    $__________   $__________
I. Investment company
   equity securities ----   _____    $__________   $__________
J. All other equity
   securities -----------   _____    $__________   $__________
K. Other securities -----   _____    $__________   $__________
L. Total assets of all
   series of Registrant -   -----    $5,025        $0


PAGE NUMBER:  50

For period ending 12/31/96              If filing more than one
File number 811- 02858                  Page 51, "X" box:      __


128. __ Is the timely payment of principal and interest on
        any of the portfolio securities held by any of
        Registrant's series at the end of the current
        period insured or guaranteed by an entity
        other than the issuer? (Y/N) --------------------     ___

        [If answer is "N" (No), go to item 131.]

129. __ Is the issuer of any instrument covered in item 128
        delinquent or in default as to payment of principal
        or interest at the end of the current period?
        (Y/N) -------------------------------------------     ___

        [If answer is "N" (No), go to item 131.]

130. __ In computations of NAV or offering price per unit, is any part of the value attributed to instruments
        identified in item 129 derived from insurance or
        guarantees? (Y/N) -------------------------------     ___

131. Total expenses incurred by all series of Registrant
     during the current reporting period ($000's omitted)
     ----------------------------------------------------   $  24

132. __ List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

        811-_____ 811-_____ 811-_____ 811-_____ 811-_____
        811-_____ 811-_____ 811-_____ 811-_____ 811-_____
        811-_____ 811-_____ 811-_____ 811-_____ 811-_____
        811-_____ 811-_____ 811-_____ 811-_____ 811-_____
        811-_____ 811-_____ 811-_____ 811-_____ 811-_____
        811-_____ 811-_____ 811-_____ 811-_____ 811-_____
        811-_____ 811-_____ 811-_____ 811-_____ 811-_____
        811-_____ 811-_____ 811-_____ 811-_____ 811-_____
        811-_____ 811-_____ 811-_____ 811-_____ 811-_____


This report is signed on behalf of the registrant (or depositor or trustee).


City of: Richmond     State of: Virginia     Date: June 11, 1997

Name of Registrant, Depositor, or Trustee:

  CRAIGIE INCORPORATED

  /s/ John Thomas West, IV               /s/ Denise Y. Togger

  Name:   John Thomas West, IV               Witness
  Title:  President                      Name:  Denise Y. Togger
                                         Title: Vice President


PAGE NUMBER:  51